Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2017
Notes to the Consolidated Financial Statements
Notes to the Consolidated Financial Statements

On February 7, 2018, the Board of Directors established and authorized the publication of the Consolidated Financial Statements of TOTAL S.A. for the year ended December 31, 2017, which will be submitted for approval to the shareholders’ meeting to be held on June 1st, 2018.

Basis of preparation of the consolidated financial statements

The Consolidated Financial Statements of TOTAL S.A. and its subsidiaries (the Group) are presented in U.S. dollars and have been prepared on the basis of IFRS (International Financial Reporting Standards) as adopted by the European Union and IFRS as issued by the IASB (International Accounting Standard Board) as of December 31, 2017.

The accounting policies and principles applied in the Consolidated Financial Statements as of December 31, 2017 were the same as those that were used as of December 31, 2016 except for standards, amendments and interpretations of IFRS which were mandatory for the periods beginning after January 1, 2017 (and not early adopted). Their application did not have a significant impact on the financial statements as of December 31, 2017.

Major judgments and accounting estimates

The preparation of financial statements in accordance with IFRS for the closing as of December 31, 2017 requires the executive management to make estimates, assumptions and judgments that affect the information reported in the Consolidated Financial Statements and the Notes thereto.

These estimates, assumptions and judgments are based on historical experience and other factors believed to be reasonable at the date of preparation of the financial statements. They are reviewed on an on-going basis by management and therefore could be revised as circumstances change or as a result of new information.

Different estimates, assumptions and judgments could significantly affect the information reported, and actual results may differ from the amounts included in the Consolidated Financial Statements and the Notes thereto.

The following summary provides further information about the key estimates, assumptions and judgments that are involved in preparing, the Consolidated Financial Statements and the Notes thereto. It should be read in conjunction with the sections of the Notes mentioned in the summary.

➢	Estimation of hydrocarbon reserves

The estimation of oil and gas reserves is a key factor in the Successful Efforts method used by the Group to account for its oil and gas activities.

The Group’s oil and gas reserves are estimated by the Group’s petroleum engineers in accordance with industry standards and SEC (U.S. Securities and Exchange Commission) regulations.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geosciences and engineering data, can be determined with reasonable certainty to be recoverable (from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations), prior to the time at which contracts providing the rights to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation.

Proved oil and gas reserves are calculated using a 12‑month average price determined as the unweighted arithmetic average of the first-day-of-the-month price for each month of the relevant year unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The Group reassesses its oil and gas reserves at least once a year on all its properties.

The Successful Efforts method and the mineral interests and property and equipment of exploration and production are presented in Note 7 “Intangible and tangible assets”.

➢	Impairment of assets

As part of the determination of the recoverable value of assets for impairment (IAS36), the estimates, assumptions and judgments mainly concern hydrocarbon prices scenarios, operating costs, production volumes and oil and gas proved reserves, refining margins and product marketing conditions (mainly petroleum, petrochemical and chemical products as well as solar industry products). The estimates and assumptions used by the executive management are determined in specialized internal departments in light of economic conditions and external expert analysis. The discount rate is reviewed annually.

Asset impairment and the method applied are described in Note 3 “Business segment information”.

➢	Employee benefits

The benefit obligations and plan assets can be subject to significant volatility due in part to changes in market values and actuarial assumptions. These assumptions vary between different pension plans and thus take into account local conditions. They are determined following a formal process involving expertise and Group internal judgments, in financial and actuarial terms, and also in consultation with actuaries and independent experts.

The assumptions for each plan are reviewed annually and adjusted if necessary to reflect changes from the experience and actuarial advice.

Payroll, staff and employee benefits obligations and the method applied are described in Note 10 “Payroll, staff and employee benefits obligations”.

➢	Asset retirement obligations

Asset retirement obligations, which result from a legal or constructive obligation, are recognized based on a reasonable estimate in the period in which the obligation arises.

This estimate is based on information available in terms of costs and work program. It is regularly reviewed to take into account the changes in laws and regulations, the estimates of reserves and production, the analysis of site conditions and technologies.

The discount rate is reviewed annually.

Asset retirement obligations and the method used are described in Note 12 “Provisions and other non-current liabilities”.

➢	Income Taxes

A tax liability is recognized when a future payment, in application of a tax regulation, is considered probable and can be reasonably estimated. The exercise of judgment is required to assess the impact of new events on the amount of the liability.

Deferred tax assets are recognized in the accounts to the extent that their recovery is considered probable. The amount of these assets is determined based on taxable profits existing at the closing date and future taxable profits which estimation is inherently uncertain and subject to change over time. The exercise of judgment is required to assess the impact of new events on the value of these assets and including changes in estimates of future taxable profits and the deadlines for their use.

In addition, these tax positions may depend on interpretations of tax laws and regulations in the countries where the Group operates. These interpretations may have uncertain nature. Depending on the circumstances, they are final only after negotiations or resolution of disputes with authorities that can last several years.

Incomes taxes and the accounting methods are described in Note 11 “Income taxes”.

Judgments in case of transactions not addressed by any accounting standard or interpretation

Furthermore, when the accounting treatment of a specific transaction is not addressed by any accounting standard or interpretation, the management applies its judgment to define and apply accounting policies that provide information consistent with the general IFRS concepts: faithful representation, relevance and materiality.